Subsidiaries -Disclosure Of Interest In Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2022
Raging River Proprietary Limited
Disclosure of subsidiaries [line items]
Name of subsidiary	Raging River Proprietary Limited
Proportion of voting rights held in subsidiary	100.00%
Country of incorporation of subsidiary	South Africa
Description of nature of entity's operations and principal activities	Gaming operations
Baytree Interactive Limited
Disclosure of subsidiaries [line items]
Name of subsidiary	Baytree Interactive Limited
Proportion of voting rights held in subsidiary	100.00%
Country of incorporation of subsidiary	Guernsey
Description of nature of entity's operations and principal activities	Gaming operations
Betway Limited
Disclosure of subsidiaries [line items]
Name of subsidiary	Betway Limited
Proportion of voting rights held in subsidiary	99.90%
Country of incorporation of subsidiary	Malta
Description of nature of entity's operations and principal activities	Gaming operations
City Views Limited
Disclosure of subsidiaries [line items]
Name of subsidiary	City Views Limited
Proportion of voting rights held in subsidiary	100.00%
Country of incorporation of subsidiary	Guernsey
Description of nature of entity's operations and principal activities	Holding company